Credit Facilities - Schedule of Short-Term Bank Borrowings (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Short-Term Bank Borrowings [Line Items]
Total		$ 2,687,255	$ 6,809,651
Bank of China [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Total			2,636,677
Bank of China [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Total			460,923
China Everbright Bank [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Total			1,135,411
Guilin Bank [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Total			408,320
The Industrial Bank Co., Ltd. [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Total	[1]	328,800	337,920
Bank of China [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Total			1,126,400
Bank of China [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Total		274,000
Bank of China [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Total		1,096,000
China Construction Bank [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Total			422,400
China Construction Bank [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Total		411,000
Bank of China [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Total			281,600
Postal Savings Bank [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Total		411,000
China Merchants Bank [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Total		$ 166,455
Short-Term Debt [Member] | Bank of China [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Term		From May 25, 2023 to May 25, 2024
Interest rate		4.50%
Collateral/ Guarantee		Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by several properties owned by Mr. Jinlong Yang and his family members
Date of paid off		Dec. 31, 2024
Short-Term Debt [Member] | Bank of China [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Term		From May 24, 2023 to May 24, 2024
Interest rate		4.00%
Collateral/ Guarantee		Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by several properties owned by Mr. Jinlong Yang and his family members
Date of paid off		Dec. 31, 2024
Short-Term Debt [Member] | China Everbright Bank [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Term		From November 13, 2023 to May 12, 2024
Interest rate		5.00%
Collateral/ Guarantee		Guarantee by Mr. Jinlong Yang, Shenzhen Bangrui Aviation Service Co. Ltd. and Mr. Jinlong Yang’s family members, pledged by a property owned by Shenzhen Bangrui Aviation Service Co. Ltd.
Date of paid off		May 12, 2024
Short-Term Debt [Member] | Guilin Bank [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Term		From April 28, 2023 to April 28, 2024
Interest rate		8.00%
Collateral/ Guarantee		Guarantee by Mr. Jinlong Yang and MingZhu Logistics
Date of paid off		Apr. 28, 2024
Short-Term Debt [Member] | The Industrial Bank Co., Ltd. [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Term	[1]	From May 10, 2023 to May 10, 2024
Interest rate	[1]	7.50%
Collateral/ Guarantee	[1]	Guarantee by Mr. Jinlong Yang and Shenzhen Mingzhu Freight Industrial Co., Ltd.
Date of paid off	[1]
Short-Term Debt [Member] | Bank of China [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Term		From October 20, 2023 to October 20, 2024
Interest rate		3.25%
Collateral/ Guarantee		Guarantee by Mr. Lihui Wang
Date of paid off
Short-Term Debt [Member] | Bank of China [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Term		From January 18, 2024 to January 18, 2025
Interest rate		3.05%
Collateral/ Guarantee		Guarantee by Mr. Lihui Wang and pledged by property owned by Mr. Lihui Wang
Date of paid off
Short-Term Debt [Member] | Bank of China [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Term		From October 24, 2024 to October 24, 2025
Interest rate		2.70%
Collateral/ Guarantee		Guarantee by Mr. Lihui Wang and pledged by property owned by Mr. Lihui Wang
Date of paid off
Short-Term Debt [Member] | China Construction Bank [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Term		From April 19, 2023 to April 19, 2024
Interest rate		3.95%
Collateral/ Guarantee		None
Date of paid off		Apr. 19, 2024
Short-Term Debt [Member] | China Construction Bank [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Term		From April 19, 2024 to April 19, 2025
Interest rate		3.95%
Collateral/ Guarantee
Date of paid off
Short-Term Debt [Member] | Bank of China [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Term		From January 3, 2023 to January 3, 2024
Interest rate		3.65%
Collateral/ Guarantee		Guarantee by Mr. Lihui Wang
Date of paid off		Jan. 03, 2024
Short-Term Debt [Member] | Postal Savings Bank [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Term		From June 11, 2024 to June 10, 2025
Interest rate		4.00%
Collateral/ Guarantee		Guarantee by Mr. Lihui Wang
Date of paid off
Short-Term Debt [Member] | China Merchants Bank [Member]
Schedule of Short-Term Bank Borrowings [Line Items]
Term		From June 19, 2024 to June 19, 2025
Interest rate		4.93%
Collateral/ Guarantee		Guarantee by Haoyan Gu, legal representative of Hainan Zhisheng
Date of paid off

[1]	Due to the decrease in working capital, this borrowing was overdue by $328,800 as of December 31, 2024. The Company is negotiating with the bank for other arrangements.